Assets and Liabilities Measured at Fair Value on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables show the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020, using unadjusted quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); significant unobservable inputs (Level 3); and Practical Expedient (millions):

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient	Total at December 31, 2021
Real estate properties	—	—	18,903.9	—	18,903.9
Real estate joint ventures	—	—	7,175.9	—	7,175.9
Real estate funds	—	—	—	811.5	811.5
Real estate operating business	—	—	326.3	—	326.3
Marketable securities:
United States Government agency notes	—	864.1	—	—	864.1
Foreign Government agency notes	—	7.6	—	—	7.6
United States Treasury securities	—	784.3	—	—	784.3
Corporate bonds	—	551.8	—	—	551.8
Loans receivable(1)	—	—	1,492.6	—	1,492.6
Total Investments at December 31, 2021	$—	$2,207.8	$27,898.7	$811.5	$30,918.0
Loans payable	$—	$—	$(2,380.5)	$—	$(2,380.5)
Line of credit	$—	$—	$(500.0)	$—	$(500.0)

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient	Total at December 31, 2020
Real estate properties	$—	$—	$16,476.7	$—	$16,476.7
Real estate joint ventures	—	—	6,128.9	—	6,128.9
Real estate funds	—	—	—	393.2	393.2
Real estate operating business			250.0	—	250.0
Marketable securities:
Government agency notes	—	157.0	—	—	157.0
United States Treasury securities	—	582.3	—	—	582.3
Loans receivable(1)	—	—	1,562.6	—	1,562.6
Total Investments at December 31, 2020	$—	$739.3	$24,418.2	$393.2	$25,550.7
Loans payable	$—	$—	$(2,411.4)	$—	$(2,411.4)
Line of credit	$—	$—	$—	$—	$—
(1) Amount shown is reflective of loans receivable and loans receivable with related parties.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021 and 2020 (millions):

	Real Estate Properties	Real Estate Joint Ventures	Real Estate Operating Business	Loans Receivable(3)	Total Level 3 Investments	Loans Payable	Line of Credit
For the year ended December 31, 2021
Beginning balance January 1, 2021	$16,476.7	$6,128.9	$250.0	$1,562.6	$24,418.2	$(2,411.4)	$—
Total realized and unrealized (losses) gains included in changes in net assets	2,466.2	844.3	74.9	8.6	3,394.0	12.2	—
Purchases(1)	881.9	899.6	1.4	326.7	2,109.6	(188.9)	(500.0)
Sales	(920.9)	—	—	(294.5)	(1,215.4)	—	—
Settlements(2)	—	(696.9)	—	(110.8)	(807.7)	207.6	—
Ending balance December 31, 2021	$18,903.9	$7,175.9	$326.3	$1,492.6	$27,898.7	$(2,380.5)	$(500.0)

	Real Estate Properties	Real Estate Joint Ventures	Real Estate Operating Business	Loans Receivable(3)	Total Level 3 Investments	Loans Payable	Line of Credit
For the year ended December 31, 2020
Beginning balance January 1, 2020	$15,835.0	$7,204.2	$—	$1,572.1	$24,611.3	$(2,365.0)	$(250.0)
Total realized and unrealized gains (losses) included in changes in net assets	(348.9)	(477.0)	(0.2)	(34.2)	(860.3)	(3.1)	—
Purchases(1)	1,680.1	247.2	250.2	118.0	2,295.5	(289.6)	(540.0)
Sales	(689.5)	—	—	(64.7)	(754.2)	—	—
Settlements(2)	—	(845.5)	—	(28.6)	(874.1)	246.3	790.0
Ending balance December 31, 2020	$16,476.7	$6,128.9	$250.0	$1,562.6	$24,418.2	$(2,411.4)	$—
(1)Includes purchases, contributions for joint ventures, capital expenditures, lending for loans receivable and assumption of loans payable.
(2)Includes operating income for real estate joint ventures net of distributions, principal payments and payoffs of loans receivable, and principal payments and extinguishment of loans payable.
(3)Amount shown is reflective of loans receivable and loans receivable with related parties.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021 and 2020 (millions):

	Real Estate Properties	Real Estate Joint Ventures	Real Estate Operating Business	Loans Receivable(3)	Total Level 3 Investments	Loans Payable	Line of Credit
For the year ended December 31, 2021
Beginning balance January 1, 2021	$16,476.7	$6,128.9	$250.0	$1,562.6	$24,418.2	$(2,411.4)	$—
Total realized and unrealized (losses) gains included in changes in net assets	2,466.2	844.3	74.9	8.6	3,394.0	12.2	—
Purchases(1)	881.9	899.6	1.4	326.7	2,109.6	(188.9)	(500.0)
Sales	(920.9)	—	—	(294.5)	(1,215.4)	—	—
Settlements(2)	—	(696.9)	—	(110.8)	(807.7)	207.6	—
Ending balance December 31, 2021	$18,903.9	$7,175.9	$326.3	$1,492.6	$27,898.7	$(2,380.5)	$(500.0)

	Real Estate Properties	Real Estate Joint Ventures	Real Estate Operating Business	Loans Receivable(3)	Total Level 3 Investments	Loans Payable	Line of Credit
For the year ended December 31, 2020
Beginning balance January 1, 2020	$15,835.0	$7,204.2	$—	$1,572.1	$24,611.3	$(2,365.0)	$(250.0)
Total realized and unrealized gains (losses) included in changes in net assets	(348.9)	(477.0)	(0.2)	(34.2)	(860.3)	(3.1)	—
Purchases(1)	1,680.1	247.2	250.2	118.0	2,295.5	(289.6)	(540.0)
Sales	(689.5)	—	—	(64.7)	(754.2)	—	—
Settlements(2)	—	(845.5)	—	(28.6)	(874.1)	246.3	790.0
Ending balance December 31, 2020	$16,476.7	$6,128.9	$250.0	$1,562.6	$24,418.2	$(2,411.4)	$—
(1)Includes purchases, contributions for joint ventures, capital expenditures, lending for loans receivable and assumption of loans payable.
(2)Includes operating income for real estate joint ventures net of distributions, principal payments and payoffs of loans receivable, and principal payments and extinguishment of loans payable.
(3)Amount shown is reflective of loans receivable and loans receivable with related parties.
Schedule of Unobservable Inputs Related to Level 3 Fair Value Measurements
The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2021.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Real Estate Properties and Joint Ventures	Office	Income Approach—Discounted Cash Flow	Discount Rate	5.8%–9.5% (6.6%)
			Terminal Capitalization Rate	4.5%–8.5% (5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%–8.0% (5.0%)

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	5.0% - 8.3% (6.0%)
			Terminal Capitalization Rate	4.0% - 6.8% (4.6%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	2.5% - 6.5% (4.0%)

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.3% - 7.3% (5.9%)
			Terminal Capitalization Rate	4.0% - 5.8% (4.5%)

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.5% - 5.3% (4.0%)

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	6.0% - 11.8% (7.0%)
			Terminal Capitalization Rate	5.0% - 9.5% (5.7%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5% - 9.3% (5.2%)

	Hotel	Income Approach—Discounted Cash Flow	Discount Rate	9.8%
			Terminal Capitalization Rate	7.8%

		Income Approach—Direct Capitalization	Overall Capitalization Rate	7.3%

Real Estate Operating Business		Income Approach—Discounted Cash Flow	Discount Rate	7.3%
			Terminal Growth Rate	4.0%
		Market Approach	EBITDA Multiple	21.6x

Loans Receivable, including those with related parties	Office	Discounted Cash Flow	Loan-to-Value Ratio	41.9% - 94.7% (73.1%)
			Equivalency Rate	2.4% - 9.5% (5.7%)
	Industrial	Discounted Cash Flow	Loan-to-Value Ratio	29.9% - 71.3% (65.9%)
			Equivalency Rate	4.3% - 5.1% (4.6%)
	Residential	Discounted Cash Flow	Loan-to-Value Ratio	38.4% - 77.3% (49.1%)
			Equivalency Rate	2.5% - 8.6% (5.0%)
	Retail & Hospitality	Discounted Cash Flow	Loan-to-Value Ratio	59.8% - 79.8% (65.0%)
			Equivalency Rate	3.5% - 6.9% (5.2%)

Loans Payable	Office	Discounted Cash Flow	Loan-to-Value Ratio	36.1% - 63.5% (45.8%)
			Equivalency Rate	1.8% - 3.7% (3.2%)

		Net Present Value	Loan-to-Value Ratio	36.1% - 63.5% (45.8%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.4 (1.3)
	Industrial	Discounted Cash Flow	Loan-to-Value Ratio	34.0% - 44.9% (38.3%)
			Equivalency Rate	3.3% - 3.7% (3.4%)

		Net Present Value	Loan-to-Value Ratio	34.0% - 44.9% (38.3%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.3 (1.3)

	Residential	Discounted Cash Flow	Loan-to-Value Ratio	28.8% - 53.6% (40.0%)
			Equivalency Rate	2.1% - 3.0% (2.8%)

		Net Present Value	Loan-to-Value Ratio	28.8% - 53.6% (40.0%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.3 - 1.4 (1.3)

	Retail	Discounted Cash Flow	Loan-to-Value Ratio	36.0% - 76.3% (46.0%)
			Equivalency Rate	3.1% - 4.0% (3.5%)

		Net Present Value	Loan-to-Value Ratio	36.0% - 76.3% (46.0%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.9 (1.4)
The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2020.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Real Estate Properties and Joint Ventures	Office	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–9.0% (6.7%)
			Terminal Capitalization Rate	4.0%–8.3% (5.6%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%–8.0% (5.0%)

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	5.2% - 9.0% (6.6%)
			Terminal Capitalization Rate	4.3% - 7.3% (5.4%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8% - 7.0% (4.8%)

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.5% - 7.8% (6.4%)
			Terminal Capitalization Rate	4.3% - 6.8% (5.1%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8% - 6.0% (4.6%)

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	5.0% - 12.0% (6.8%)
			Terminal Capitalization Rate	4.3% - 9.4% (5.7%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0% - 11.5% (5.2%)

	Hotel	Income Approach—Discounted Cash Flow	Discount Rate	10.3%
			Terminal Capitalization Rate	7.8%

		Income Approach—Direct Capitalization	Overall Capitalization Rate	7.8%
Real Estate Operating Business		Income Approach—Discounted Cash Flow	Discount Rate	7.3%
			Terminal Growth Rate	2.5%
		Market Approach	EBITDA Multiple	13.9x
Loans Receivable, including those with related parties	Office	Discounted Cash Flow	Loan-to-Value Ratio	50.6% - 91.8% (77.2%)
			Equivalency Rate	3.5% - 9.6% (6.6%)
	Industrial	Discounted Cash Flow	Loan-to-Value Ratio	30.9% - 90.2% (69.1%)
			Equivalency Rate	4.3% - 12.7% (6.8%)
	Residential	Discounted Cash Flow	Loan-to-Value Ratio	47.4% - 74.7% (64.1%)
			Equivalency Rate	3.2% - 7.0% (4.9%)
	Retail & Hospitality	Discounted Cash Flow	Loan-to-Value Ratio	61.2% - 86.2% (68.7%)
			Equivalency Rate	5.4% - 9.9% (6.3%)
Loans Payable	Office	Discounted Cash Flow	Loan-to-Value Ratio	35.4% - 54.9% (45.5%)
			Equivalency Rate	2.4% - 3.3% (3.0%)

		Net Present Value	Loan-to-Value Ratio	35.4% - 54.9% (45.5%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.4 (1.3)
	Industrial	Discounted Cash Flow	Loan-to-Value Ratio	54.6% - 59.2% (56.6%)
			Equivalency Rate	3.3% - 3.3% (3.3%)

		Net Present Value	Loan-to-Value Ratio	54.6% - 59.2% (56.6%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.4 - 1.5 (1.5)

	Residential	Discounted Cash Flow	Loan-to-Value Ratio	29.6% - 65.9% (48.2%)
			Equivalency Rate	2.3% - 3.2% (2.8%)

		Net Present Value	Loan-to-Value Ratio	29.6% - 65.9% (48.2%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2 - 1.7 (1.4)

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
	Retail	Discounted Cash Flow	Loan-to-Value Ratio	40.2% - 73.4% (47.6%)
			Equivalency Rate	2.8% - 4.2% (3.0%)

		Net Present Value	Loan-to-Value Ratio	40.2% - 73.4% (47.6%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.3 - 1.8 (1.4)

Fair Value of Net Unrealized Gains Included in Changes in Net Assets Attributable to Investments and Mortgage Loans Payable Using Significant Unobservable Inputs
The amount of total net unrealized (losses) gains included in changes in net assets attributable to the change in net unrealized gains relating to Level 3 investments and loans payable using significant unobservable inputs still held as of the reporting date is as follows (millions):

	Real Estate Properties	Real Estate Joint Ventures	Real Estate Operating Business	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2021	$2,371.8	$745.7	$74.9	$10.9	$3,203.3	$12.2
For the year ended December 31, 2020	$(344.2)	$(382.8)	$(0.2)	$(32.7)	$(759.9)	$(3.1)